Trade and other receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables	[1]	$ 20,549	$ 19,199
Sales tax receivables		11,343	6,718
Other receivables			90
Total		$ 31,892	$ 26,007

[1]	Trade receivables exclude sales and income tax receivables.